Global Opportunities Fund
GLOBAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Opportunities Fund Global Opportunities Fund Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.21%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	1.72%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Global Opportunities Fund | Global Opportunities Fund Shares | USD ($)	175	542	933	2,030

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRS). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Other than as provided for below, the Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by utilizing the Adviser's quantitative models and by employing a strategic investment selection process. Under normal circumstances, the Fund will invest at least 40% of its net assets in holdings outside the United States, representing at least three different countries. The current target allocation is as follows: 40-55% international holdings, 20-25% domestic large cap holdings, 10-15% domestic mid cap holdings, 5-10% domestic small cap holdings, 5-10% real estate holdings, and 5-10% commodities holdings. Because these are target investment allocations, the actual allocations of the Fund's assets may deviate from the target percentages.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

PRINCIPAL RISKS

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or other individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Sector Risk. The underlying investments in the Funds may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in commodities or in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk. The Fund may invest in real estate investment trusts or in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/14

Best Quarter:	2nd Qtr. 2009	20.22%
Worst Quarter:	4th Qtr. 2008	-26.91%

Average Annual Total Returns as of 12/31/14

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns - Global Opportunities Fund		1 Year	5 Years	10 Years	Inception Date
Global Opportunities Fund Shares		5.87%	10.28%	4.10%	Jan. 31, 2006
Global Opportunities Fund Shares | - Return After Taxes on Distributions		1.57%	8.72%	3.04%
Global Opportunities Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares		4.90%	7.93%	2.98%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		13.69%	15.45%	7.70%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	[1]	4.30%	10.66%	5.96%
[1]	Since January 1, 2014, the Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 15% MSCI EAFE Index, 15% MSCI Emerging Markets Index, 10% Russell 2000, 7.5% Dow Jones US Select REIT Index, and 7.5% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.